Related parties - Transactions with Key management (Details) - Key Management - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Key management remuneration
Salary and bonus	₽ 111,702	₽ 102,164	₽ 116,784
LTIPs, including related social taxes	275,640	224,527	167,004
Pension contributions	12,603	11,469	12,825
Other social contributions	6,147	5,599	6,404
Total remuneration	₽ 406,092	₽ 343,759	₽ 303,017